Form N-1A Cover	Jul. 11, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Jul. 11, 2025
Document Effective Date	Jul. 11, 2025
Registrant Name	Mutual Fund and Variable Insurance Trust
Entity Central Index Key	0000810695
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	May 01, 2025